  [LOGO OF EATON                                    [PHOTO OF BRICK WALL AND
VANCE APPEARS HERE]                                 EDUCATION SIGN APPEARS HERE]

                     Semiannual Report September 30, 1997

                                      EV

                                   MARATHON

[PHOTO OF HIGHWAY                  NATIONAL
TRAFFIC AT NIGHT
APPEARS HERE]                  LIMITED MATURITY

                                MUNICIPALS FUND

                                  Eaton Vance
                     Global Management-Global Distribution

[PHOTO OF SUSPENSION BRIDGE
    APPEARS HERE]                                                       Marathon

EV Marathon National Limited Maturity Municipals Fund as of September 30, 1997

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN APPEARS HERE]

William H. Ahern,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
The Economy
 . The U.S. economy posted solid growth through much of the year. Gross domestic product advanced a strong 3.3% in the third quarter, while September unemployment fell to a 24-year low of 4.9%. Despite the strong economic climate, inflation remained in the 2-to-3% range.

 . While inflation seemed generally in check, the Federal Reserve maintained a vigilant policy. The Fed maintained its Federal funds target rate - a key short-term rate barometer - at 5.5%.

 . The municipal market modestly outperformed the Treasury market through most of 1997. While Treasuries struggled to compete with stocks, lower supply gave a boost to municipals.

The Fund
--------------------------------------------------------------------------------
 .  During the six months ended September 30, 1997, the Fund's Class I and Class
   II shares had total returns of 4.9% and 5.2%, respectively./1/ These returns resulted from an increase in net asset value per share for both Classes to $10.34 on September 30, 1997 from $10.07 on March 31, 1997, and the reinvestment of $0.215 per share in tax-free income for Class I, and $0.252 per share for Class II./2/

 . Based on the Fund's most recent dividend and a net asset value of $10.34 per share on September 30, 1997, the distribution rate was 4.18% for Class I shares and 4.88% for Class II shares./3/

 .  The SEC yields at September 30 were 4.06% and 4.82%, respectively./4/

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Management Update
--------------------------------------------------------------------------------
 . In a market characterized by increasing volatility, the Portfolio remained generally neutrally positioned through the period, with little change in duration.

 . The Portfolio took advantage of Eaton Vance's extensive research resources to find higher-yielding opportunities. Conversely, our research helped us avoid a number of deteriorating situations.

 . With insured bonds comprising an increasingly large percentage of municipal bond issuance, it has become more challenging to find value in a generic market. We have therefore turned to the lower-rated, investment grade sector of the municipal market, where lesser-known issuers may represent interesting values.

Your Investment at Work
--------------------------------------------------------------------------------
   New Jersey Economic
   Development Authority
   Vineland Cogeneration

[GRAPHIC OF FACTORY APPEARS HERE]

 . In 1988, the City of Vineland negotiated a power purchase agreement to provide additional generating capacity for the City's future energy needs.

 . These bonds financed the construction of a cogeneration facility to provide thermal power for the cooking and canning operations of Progresso Foods Company.

 . In addition to providing an excellent example of municipal bonds benefiting both corporate and community development, the bonds provide an attractive 7.875% coupon for the Portfolio.

--------------------------------------------------------------------------------
/1/ This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). /2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the NAV at the end of the period and annualizing the result. /5/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997


Performance/5/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                                                              Class I   Class II
                                                              -------   --------
One Year                                                        6.6%       7.3%
Five Years                                                      4.8        5.0
Life of Fund (5/22/92)                                          5.3        5.4


SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                                                              Class I   Class II
                                                              -------   --------
One Year                                                        3.6%       7.3%
Five Years                                                      4.8        5.0
Life of Fund (5/22/92)                                          5.3        5.4


5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

[BAR GRAPH APPEARS HERE]
Industrial Development/Pollution Control                                   16.4%
General Obligations                                                        12.9%
Transportation                                                             11.4%
Housing                                                                     9.9%
Nursing Homes                                                               9.5%


Portfolio Overview/6/
--------------------------------------------------------------------------------
Number of Issues                                                              63
Average Rating                                                                A-
Average Coupon                                                              6.4%
Average Effective Maturity                                             9.96 Yrs.
Average Maturity                                                      13.05 Yrs.
Average Duration                                                        6.9 Yrs.

EV Marathon National Limited Maturity Municipals Fund as of September 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of September 30, 1997
Assets
--------------------------------------------------------------------------------
Investment in National Limited Maturity Municipals
    Portfolio,
    at value (Note 1A) (identified cost, $75,015,817)              $ 78,559,342
Other assets                                                                988
--------------------------------------------------------------------------------
Total assets                                                       $ 78,560,330
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                   $    122,766
Dividends payable                                                       148,416
Payable to affiliate for Trustees fees (Note 4)                             418
Accrued expenses                                                         49,474
--------------------------------------------------------------------------------
Total liabilities                                                  $    321,074
--------------------------------------------------------------------------------

Net Assets for 7,566,285 shares of
     beneficial interest outstanding                               $ 78,239,256
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $ 78,359,197
Accumulated net realized loss on investments from
    Portfolio (computed on the basis of
    identified cost)                                                 (3,670,543)
Accumulated undistributed net investment income                           7,077
Net unrealized appreciation of investments from
    Portfolio (computed on the basis of
    identified cost)                                                  3,543,525
--------------------------------------------------------------------------------

Total                                                              $ 78,239,256
--------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
Class I Shares
    Net Asset Value per share (Notes 3 and 6)
    ($28,510,821 / 2,757,207 shares of beneficial
    interest outstanding)                                          $      10.34
--------------------------------------------------------------------------------

Class II Shares
    Net Asset Value per share (Notes 3 and 6)
    ($49,728,435 / 4,809,078 shares of beneficial
    interest outstanding)                                          $      10.34
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
September 30, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                           $  2,518,888
Expenses allocated from Portfolio                                      (248,179)
--------------------------------------------------------------------------------

Net investment income from Portfolio                               $  2,270,709
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                          $        858
Distribution and service fees - Class I (Note 5)                        173,811
Service fees - Class II (Note 5)                                         32,858
Transfer and dividend disbursing agent fees                              34,460
Registration fees                                                        17,023
Printing and postage                                                     12,705
Legal and accounting services                                            11,459
Custodian fee                                                             6,487
Amortization of organization expenses (Note 1D)                           1,745
Miscellaneous                                                             6,033
--------------------------------------------------------------------------------

Total expenses                                                     $    297,439
--------------------------------------------------------------------------------


Net investment income                                              $  1,973,270
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $    166,340
    Financial futures contracts                                        (784,556)
--------------------------------------------------------------------------------
Net realized loss on investments                                   $   (618,216)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investment transactions                                        $  2,864,909
    Financial futures contracts                                        (147,707)
--------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)
    of investments                                                 $  2,717,202
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    $  2,098,986
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $  4,072,256
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon National Limited Maturity Municipals Fund as of September 30, 1997 FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets


                                       Six Months Ended
Increase (Decrease)                    September 30, 1997        Year Ended
in Net Assets                          (Unaudited)               March 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                   $   1,973,270         $   4,469,825
    Net realized loss on
        investments                              (618,216)             (848,389)
    Net change in unrealized
         appreciation
        (depreciation)
        of investments                          2,717,202              (243,948)
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                        $   4,072,256         $   3,377,488
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income
        Class I                             $    (812,287)        $  (3,425,235)
        Class II                               (1,085,453)             (913,947)
--------------------------------------------------------------------------------
Total distributions to shareholders         $  (1,897,740)        $  (4,339,182)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3) --
    Proceeds from sale of shares
        Class I                             $     830,497         $   4,275,736
    Net asset value of shares
        issued to shareholders
        in payment of distributions
        declared
        Class I                                   436,783             1,811,549
        Class II                                  375,752               295,465
    Cost of shares redeemed
        Class I                                (3,916,041)          (24,654,777)
        Class II                               (7,426,137)           (7,029,741)
    Net asset value of shares exchanged
        Class I                               (18,604,941)          (43,941,246)
        Class II                               18,604,941            43,941,246
--------------------------------------------------------------------------------
Net decrease in net assets from Fund
    share transactions                      $  (9,699,146)        $ (25,301,768)
--------------------------------------------------------------------------------


Net decrease in net assets                  $  (7,524,630)        $ (26,263,462)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                      $  85,763,886         $ 112,027,348
--------------------------------------------------------------------------------
At end of period                            $  78,239,256         $  85,763,886
--------------------------------------------------------------------------------


Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                            $       7,077         $     (68,453)
--------------------------------------------------------------------------------


                       See notes to financial statements

EV Marathon National Limited Maturity Municipals Fund as of September 30, 1997

FINANCIAL STATEMENTS CONT'D
Financial Highlights


                                                            Six Months Ended
                                                            September 30, 1997           Year Ended
                                                            (Unaudited)                  March 31, 1997
                                                           ------------------------     ------------------------
                                                            Class I       Class II       Class I      Class II*
----------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period                        $10.070       $10.070       $ 10.170      $ 10.030
----------------------------------------------------------------------------------------------------------------


Income from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                                       $ 0.215       $ 0.260       $  0.428      $  0.393
Net realized and unrealized gain (loss) on investments        0.272         0.263         (0.098)        0.033++
----------------------------------------------------------------------------------------------------------------

Total income from operations                                $ 0.487       $ 0.523       $  0.330      $  0.426
----------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.217)      $(0.253)      $ (0.430)     $ (0.386)
In excess of net investment income                               --            --             --            --
From net realized gain on investments                            --            --             --            --
From paid-in capital                                             --            --             --            --
----------------------------------------------------------------------------------------------------------------

Total distributions                                         $(0.217)      $(0.253)      $ (0.430)     $ (0.386)
----------------------------------------------------------------------------------------------------------------


Net asset value -- End of period                            $10.340       $10.340       $ 10.070      $ 10.070
----------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                             4.86%         5.23%          3.30%        4.06%
----------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                     $28,511       $49,728       $ 48,692     $ 37,072
Ratio of net expenses to average daily net assets /(2)//(3)/   1.72%+        1.00%+         1.69%        0.99%+
Ratio of net expenses to average daily net assets after
    custodian fee reduction /(2)/                              1.71%+        0.99%+         1.67%        0.97%+
Ratio of net investment income to average daily net
    assets                                                     4.42%+        5.13%+         4.37%        5.14%+
Portfolio Turnover /(4)/                                         --            --             --           --
----------------------------------------------------------------------------------------------------------------


                                                                         Year Ended March 31,
                                                             ---------------------------------------------------
                                                                1996           1995          1994         1993**
----------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period                         $  10.130      $ 10.160      $ 10.450      $ 10.000
----------------------------------------------------------------------------------------------------------------


Income from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                                        $  0.413       $  0.400      $  0.406      $  0.339
Net realized and unrealized gain (loss) on investments          0.040          0.033        (0.178)        0.573
----------------------------------------------------------------------------------------------------------------
Total income from operations                                 $  0.453       $  0.433      $  0.228      $  0.912
----------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income                                   $ (0.413)      $ (0.400)     $ (0.406)     $ (0.339)
In excess of net investment income                                 --         (0.058)       (0.091)           --
From net realized gain on investments                              --         (0.005)       (0.021)       (0.010)
From paid-in capital                                               --             --            --        (0.113)
----------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (0.413)      $ (0.463)     $ (0.518)     $ (0.462)
----------------------------------------------------------------------------------------------------------------


Net asset value -- End of period                             $ 10.170       $ 10.130      $ 10.160      $ 10.450
----------------------------------------------------------------------------------------------------------------


Total Return /(1)/                                               4.51%          4.43%         2.10%         9.05%
----------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                      $112,027       $141,289      $151,787      $ 89,878
Ratio of net expenses to average daily net assets /(2)//(3)/     1.64%          1.57%         1.46%         1.50%+
Ratio of net expenses to average daily net assets after
    custodian fee reduction /(2)/                                1.63%            --            --            --
Ratio of net investment income to average daily net
    assets                                                       4.04%          3.99%         3.78%         3.86%+
Portfolio Turnover /(4)/                                           --             --            --            51%
----------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect a reduction of the Investment Adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses /(2)/                                                                                         1.68%+
    Net investment income                                                                                  3.68%+
Net investment income per share                                                                        $  0.323
----------------------------------------------------------------------------------------------------------------

+     Annualized.
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
* For the period from the start of business, June 27, 1996, to March 31, 1997.
** For the period from the start of business, May 22, 1992, to March 31, 1993.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of the Portfolio's allocated expenses.
/(3)/ The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

EV Marathon National Limited Maturity Municipals Fund as of September 30, 1997 NOTES TO FINANCIAL STATEMENTS (Unaudited)




1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Marathon National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has two classes of shares. Class I shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 6). Class I shares held for the longer of
    (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class II shares. All classes of shares have equal rights as to assets and voting privileges. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (82.0% at September 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $3,181,558 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on March 31, 2003 ($1,638,170), March 31, 2004 ($769,552), and March 31, 2005
    ($773,836). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

    D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

    E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    G Other -- Investment transactions are accounted for on a trade date basis.

EV Marathon National Limited Maturity Municipals Fund as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




    H Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1998 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Class I and II shares were as follows:


                                        Six Months Ended     Year Ended
    Class I                             September 30, 1997   March 30, 1997
    --------------------------------------------------------------------------
    Sales                                           81,095          422,835
    Issued to shareholders electing
      to receive payments of
      distributions in Fund shares                  42,689          179,046
    Redemptions                                   (383,696)      (2,435,330)
    Exchange to Class II shares                 (1,816,368)      (4,344,898)
    -------------------------------------------------------------------------

    Net decrease                                (2,076,280)      (6,178,347)
    -------------------------------------------------------------------------


                                        Six Months Ended     Year Ended
    Class II                            September 30, 1997   March 31, 1997
    --------------------------------------------------------------------------
    Sales                                               --               --
    Issued to shareholders electing
      to receive payments of
      distributions in Fund shares                  36,652           29,088
    Redemptions                                   (724,534)       (693,394)
    Exchange from Class I shares                 1,816,368        4,344,898
    -------------------------------------------------------------------------

    Net increase                                 1,128,486        3,680,592
    -------------------------------------------------------------------------


4   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations (Note 5). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

EV Marathon National Limited Maturity Municipals Fund as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


5   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's Class I daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class I shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund accrued $144,305 as payable to EVD for the six months ended September 30, 1997, representing 0.75% (annualized) of average daily net assets attributable to Class I shares. At September 30, 1997, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $398,000.

    In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% per annum of the Fund's average daily net assets attributable to both Class I and Class II shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended September 30, 1997 amounted to $29,506 for Class I and $32,858 for Class II.

    Certain officers and Trustees of the Fund are officers or directors of EVD.


6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class I shares made within four years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class I shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $37,000 of CDSC paid by shareholders of Class I shares for the six months ended September 30, 1997.

7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1997, aggregated $19,539,905 and $31,406,512, respectively.

National Limited Maturity Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------
Cogeneration -- 1.4%
--------------------------------------------------------------------------------
 NR        BB+      $1,250     New Jersey EDA, (Vineland
                               Cogeneration) (AMT),
                               7.875%, 6/1/19                $ 1,370,263
--------------------------------------------------------------------------------
                                                             $ 1,370,263
--------------------------------------------------------------------------------

Colleges and Universities -- 1.1%
--------------------------------------------------------------------------------
 Aa        AA-      $1,700     University of Illinois,
                               0.00%, 4/1/15                 $   670,123
 Aa        AA-       1,000     University of Illinois,
                               0.00%, 4/1/16                     371,090
--------------------------------------------------------------------------------
                                                             $ 1,041,213
--------------------------------------------------------------------------------

Economic Development Revenue -- 1.0%
--------------------------------------------------------------------------------
 NR        BB-      $  950     Michigan State Strategic
                               Fund, 6.25%, 8/1/12           $   955,662
--------------------------------------------------------------------------------
                                                             $   955,662
--------------------------------------------------------------------------------

Education -- 4.4%
--------------------------------------------------------------------------------
 NR        NR       $1,900     Arizona Educational Loan
                               Marketing Corp., (AMT),
                               6.25%, 6/1/06                 $ 2,045,882
 A         NR        1,000     Arizona Student Loan
                               Acquisition Authority,
                               (AMT), 7.625%, 5/1/10           1,109,760
 Ba1       NR        1,000     New Hampshire Higher
                               Education and Health
                               Facilities Authority
                               (Colby-Sawyer College),
                               7.20%, 6/1/12                   1,062,360
--------------------------------------------------------------------------------
                                                             $ 4,218,002
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     Grand Ledge, MI, Public
                               School District, (MBIA),
                               Prerefunded to 5/1/04,
                               7.875%, 5/1/11                $ 1,817,490
--------------------------------------------------------------------------------
                                                             $ 1,817,490
--------------------------------------------------------------------------------

General Obligations -- 12.9%
--------------------------------------------------------------------------------
 Baa2      BBB      $5,000     City of Detroit, Michigan,
                               6.50%, 4/1/02/(1)/            $ 5,382,399
 Aaa       AAA       1,000     Fort Bend, TX, Independent
                               School District, 5.00%,
                               2/15/17                           968,590
 NR        NR        1,800     Pennsylvania Economic
                               Development Financing
                               Authority, (Resource
                               Recovery for Northampton),
                               6.75%, 1/1/07                   1,901,106
 Baa1      A         1,500     Puerto Rico Aqueduct and
                               Sewer Authority, 5.00%,
                               7/1/15                          1,441,845
 NR        NR        2,540     Youngstown, OH, County
                               School District, 6.40%,
                               7/1/00                          2,626,182
--------------------------------------------------------------------------------
                                                             $12,320,122
--------------------------------------------------------------------------------

Hospitals -- 6.7%
--------------------------------------------------------------------------------
 Aa3       AA       $2,500     Greenville, SC Hospital
                               System (Board of Trustees),
                               5.25%, 5/1/17                 $ 2,475,750
 Baa3      BB+       1,340     Massachusetts Health and
                               Educational Facilities
                               Authority, (Milford
                               Whitinsville Hospital),
                               Series B, 7.125%, 7/15/02       1,414,504
 NR        BBB         500     Michigan State Hospital
                               (Gratiot Community
                               Hospital),
                               6.10%, 10/1/07                    524,650
 Baa       BBB-      1,915     Richardson, TX, Hospital
                               Authority, (Richardson
                               Medical Center),
                               6.50%, 12/1/12                  2,007,399
--------------------------------------------------------------------------------
                                                             $ 6,422,303
--------------------------------------------------------------------------------

Housing -- 9.9%
--------------------------------------------------------------------------------
 A         NR       $1,005     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Mattoon Tower -
                               Section 8), 6.35%, 7/1/10     $ 1,036,477
 Baa3      NR        1,125     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Rome Meadows),
                               6.40%, 2/1/03                   1,151,348
 Baa3      NR        1,145     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Rome Meadows),
                               6.65%, 2/1/06                   1,176,522
 NR        A         3,500     Maricopa County, AZ,
                               Industrial Development
                               Authority, Multifamily,
                               6.45%, 1/1/17                   3,754,589
 NR        NR        1,025     Maricopa County, AZ,
                               Industrial Development
                               Authority, Multifamily,
                               7.876%, 1/1/11                  1,038,684
 Aa1       AA+       1,300     Virginia State Housing
                               Development Authority,
                               Multi-Family Housing,
                               5.95%, 5/1/16                   1,352,481
--------------------------------------------------------------------------------
                                                             $ 9,510,101
--------------------------------------------------------------------------------

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000
Moody's   & Poor's  omitted)   Security                             Value
--------------------------------------------------------------------------------


Industrial Development Revenue/Pollution Control Revenue -- 16.4%
--------------------------------------------------------------------------------
 NR        NR       $  690     Austin, TX (Cargoport
                               Development LLC) (AMT),
                               7.50%, 10/1/07                       $   714,771

 NR        NR          455     Austin, TX (Cargoport
                               Development LLC) (AMT),
                               8.30%, 10/1/21                           486,017

 A3        A-        2,450     Columbus, NC (International
                               Paper Co.), 5.80%, 12/1/16             2,499,098

 A3        A-          750     Essex County, NY, LOC,
                               (International Paper Co.),
                               (AMT), 5.70%, 7/1/16                     782,850

 NR        NR        3,465     Jackson, TN, Solid Waste
                               Disposal (Owens-Corning
                               Fiberglass), (AMT), 6.25%,
                               3/31/04(1)                             3,559,871

 NR        NR          500     Kimball, NE, Economic
                               Development Authority,
                               (Clean Harbors Inc.) (AMT),
                               10.75%, 9/1/26                           542,490

 NR        NR        1,000     New Jersey Economic
                               Development Authority,
                               8.00%, 10/1/07                         1,027,180

 NR        NR        1,000     New Jersey EDA, Holt
                               Hauling and Warehousing
                               System, Inc.,
                               7.90%, 3/1/27                          1,104,820

 NR        BBB-      2,000     Pennsylvania Economic
                               Development Financing
                               Authority, (Resources
                               Recovery - Culver Project),
                               (AMT), 7.05%, 12/1/10                  2,197,020

 NR        NR          500     Robbins, IL, Resources
                               Recovery, (AMT), 8.375%,
                               10/15/10                                 526,785

 NR        NR        1,395     Santa Fe, NM (Crow Hobbs),
                               8.25%, 9/1/05                          1,439,975

 NR        NR          750     State of Ohio, Solid Waste,
                               (Republic Engineered Steels
                               Inc.), (AMT), 9.00%, 6/1/21              779,813
--------------------------------------------------------------------------------
                                                                    $15,660,690
--------------------------------------------------------------------------------

Insured-Colleges and Universities -- 1.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     Allegheny County, PA,
                               Higher Education Building
                               Authority, (Dusquesne
                               University), (AMBAC),
                               5.00%, 3/1/16                        $ 1,454,280

 Aaa       AAA         500     Southern Illinois
                               University, Housing and
                               Auxiliary Facilities,
                               (MBIA), 0.00%, 4/1/17                    174,205
--------------------------------------------------------------------------------
                                                                    $ 1,628,485
--------------------------------------------------------------------------------

Insured-General Obligations -- 3.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Kalamazoo, MI, Public
                               Library, (MBIA), 5.40%,
                               5/1/14                               $ 1,038,380

 Aaa       AAA       2,500     Willow Run, MI, Community
                               School District, (AMBAC),
                               5.00%, 5/1/16                          2,423,400
--------------------------------------------------------------------------------
                                                                    $ 3,461,780
--------------------------------------------------------------------------------

Insured-Housing -- 2.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,115     Massachusetts Housing
                               Finance Agency,
                               (Harborpoint Development),
                               (AMBAC), (AMT), 6.20%,
                               12/1/10                              $ 2,243,634
--------------------------------------------------------------------------------
                                                                    $ 2,243,634
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Los Angeles County
                               California Public Works
                               (MBIA), 5.25%, 9/1/12                $ 2,019,780
--------------------------------------------------------------------------------
                                                                    $ 2,019,780
--------------------------------------------------------------------------------

Insured-Transportation -- 6.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $3,000     Chicago, IL (O'Hare
                               International Airport),
                               (AMBAC), 5.50%, 1/1/16               $ 3,003,450

 Aaa       AAA         500     Indiana Transportation
                               Finance Authority, (AMBAC),
                               5.25%, 6/1/15                            508,335

 Aaa       AAA       2,270     Texas Turnpike Authority
                               (FGIC), 6.00%, 1/1/03(2)               2,446,220
--------------------------------------------------------------------------------
                                                                    $ 5,958,005
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 0.5%
--------------------------------------------------------------------------------
 Baa3      NR       $  500     Mashantucket Western Pequot
                               Tribe, CT, 5.55%, 9/1/08             $   499,245
--------------------------------------------------------------------------------
                                                                    $   499,245
--------------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
------------------  Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)   Security                                Value
--------------------------------------------------------------------------------
Life Care -- 4.6%
--------------------------------------------------------------------------------
 Baa       BBB      $  805     Colorado Health Facilities
                               Authority, (Rocky Mountain
                               Adventist),
                               6.00%, 2/1/98                        $   810,281
 NR        NR        1,095     Florence, KY, Housing
                               Facilities, (Bluegrass
                               Housing),
                               7.25%, 5/1/07                          1,103,913
 NR        NR        2,000     Illinois Health Facilities
                               Authority, 6.125%, 8/15/10             2,040,460
 NR        NR          475     Vermont State Industrial
                               Development Authority,
                               (Wake Robins),
                               8.00%, 4/1/99                            480,672
--------------------------------------------------------------------------------
                                                                    $ 4,435,326
--------------------------------------------------------------------------------

Nursing Homes -- 9.5%
--------------------------------------------------------------------------------
 NR        NR       $1,105     Arizona Health Facilities
                               Authority Assisted Living
                               Facilites, (Mesa), 7.625%,
                               1/1/06                               $ 1,128,979
 NR        A         3,500     California Statewide
                               Communities Development
                               Corporation, (Pacific
                               Homes), 5.90%, 4/1/09                  3,648,399
 NR        NR        1,000     Fairfield, OH, Economic
                               Development Revenue,
                               (Beverly Enterprises
                               Project), 8.50%, 1/1/03                1,094,070
 NR        NR        1,500     Massachusetts Industrial
                               Finance Agency, Health Care
                               Facilities, (Age Institute
                               of Massachusetts),
                               7.60%, 11/1/05                         1,546,425
 NR        NR        1,550     Saint Tammany Public Trust
                               Finance Authority,
                               Louisiana (Christwood),
                               8.75%, 11/15/05                        1,682,355
--------------------------------------------------------------------------------
                                                                    $ 9,100,228
--------------------------------------------------------------------------------

Pooled Loans -- 1.1%
--------------------------------------------------------------------------------
 A         NR       $1,000     Arkansas State Student Loan
                               Authority, (AMT), 6.25%,
                               6/1/10                               $ 1,044,070
--------------------------------------------------------------------------------
                                                                    $ 1,044,070
--------------------------------------------------------------------------------

Solid Waste -- 1.3%
--------------------------------------------------------------------------------
 NR        BBB-     $1,120     New Jersey Economic
                               Development Authority,
                               Heating and Cooling,
                               (Trigen-Trenton), (AMT),
                               6.10%, 12/1/05                       $ 1,193,371
--------------------------------------------------------------------------------
                                                                    $ 1,193,371
--------------------------------------------------------------------------------

Transportation -- 11.4%
--------------------------------------------------------------------------------
 Baa1      BBB      $2,000     Denver, CO City and County
                               Airport, (AMT), 7.00%,
                               11/15/99                             $ 2,107,160
 NR        NR        1,225     Eagle County, CO, Airport
                               Terminal Corp. (American
                               Airlines), (AMT), 6.75%,
                               5/1/06                                 1,290,648
 NR        NR          900     Los Angeles, CA, Regional
                               Airport Improvement
                               Corporate Lease,
                               (TransWorld Airlines),
                               6.125%, 5/15/00                          899,901
 A1        NR        3,000     Massachusetts Turnpike
                               Authority, 5.00%, 1/1/20/(3)/          2,936,670
 Baa2      BBB         500     Memphis-Shelby County, TN,
                               (Federal Express Co.),
                               5.35%, 9/1/12                            511,980
 NR        NR        1,000     Northwest Arkansas Regional
                               Airport Authority, (AMT),
                               7.625%, 2/1/27                         1,012,550
 Aa2       AA        2,000     Wisconsin Housing and
                               Economic Development
                               Authority,
                               6.45%, 9/1/27                          2,108,920
--------------------------------------------------------------------------------
                                                                    $10,867,829
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $91,515,736)                                  $ 95,767,599
--------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk of such economic developments, at September 30, 1997, 15.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 10.1% of total investments.
At September 30, 1997 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:
      Michigan                                            13%
      Illinois                                            11%
      Others, representing less than 10% individually     76%

/(1)/ Security has been segregated to cover when-issued securities.

/(2)/ When-issued security.

/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of September 30, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A) (identified cost,
$91,515,736)                                                        $95,767,599
Cash                                                                  1,048,236
Interest receivable                                                   1,789,711
Receivable for daily variation margin on open financial futures
    contracts (Note 1E)                                                   8,594
Deferred organization expenses (Note 1D)                                  1,450
--------------------------------------------------------------------------------
Total assets                                                        $98,615,590
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)                        $ 2,821,024
Payable to affiliate for Trustees' fees (Note 2)                          2,203
Accrued expenses                                                          3,755
--------------------------------------------------------------------------------
Total liabilities                                                   $ 2,826,982
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $95,788,608
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $91,574,251
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                                  4,214,357
--------------------------------------------------------------------------------
Total                                                               $95,788,608
--------------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
September 30, 1997
Investment Income
--------------------------------------------------------------------------------
Interest income                                                     $ 3,016,465
--------------------------------------------------------------------------------
Total income                                                        $ 3,016,465
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $   237,865
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                            4,345
Custodian fee (Note 1H)                                                  28,116
Legal and accounting services                                            21,421
Amortization of organization expenses (Note 1D)                           1,237
Miscellaneous                                                            10,765
--------------------------------------------------------------------------------
Total expenses                                                      $   303,749
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1H)                            $     6,438
--------------------------------------------------------------------------------
Total expense reductions                                            $     6,438
--------------------------------------------------------------------------------


Net expenses                                                        $   297,311
--------------------------------------------------------------------------------


Net investment income                                               $ 2,719,154
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $   199,859
    Financial futures contracts                                        (942,728)
--------------------------------------------------------------------------------
Net realized loss on investments                                    $  (742,869)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                             $ 3,430,669
    Financial futures contracts                                        (176,269)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                                  $ 3,254,400
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments                     $ 2,511,531
--------------------------------------------------------------------------------


Net increase in net assets from operations                          $ 5,230,685
--------------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                   Six Months Ended
Increase (Decrease)                September 30, 1997        Year Ended
in Net Assets                      (Unaudited)               March 31, 1997
--------------------------------------------------------------------------------

From operations --
    Net investment income                  $   2,719,154          $   6,518,710
    Net realized loss
        on investments                          (742,869)            (1,129,741)
    Net change in unrealized
        appreciation
        (depreciation)
        of investments                         3,254,400               (150,139)
--------------------------------------------------------------------------------

Net increase in net assets
    from operations                        $   5,230,685          $   5,238,830
--------------------------------------------------------------------------------

Capital transactions --
    Contributions                          $  22,675,316          $   8,914,088
    Withdrawals                              (34,620,909)           (46,425,770)
--------------------------------------------------------------------------------

Net decrease in net assets
    from capital transactions              $ (11,945,593)         $ (37,511,682)
--------------------------------------------------------------------------------


Net decrease in net assets                 $  (6,714,908)         $ (32,272,852)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $ 102,503,516          $ 134,776,368
--------------------------------------------------------------------------------
At end of period                           $  95,788,608          $ 102,503,516
--------------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                   Six Months Ended                        Year Ended March 31,
                                                   September 30, 1997  -------------------------------------------------------------
                                                   (Unaudited)         1997             1996             1995             1994*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                           0.61%+           0.60%            0.57%            0.53%            0.52%+
Expenses after custodian fee reduction                  0.60%+           0.58%            0.56%              --               --
Net investment income                                   5.50%+           5.45%            5.08%            5.02%            4.74%+
Portfolio Turnover                                        25%              68%              68%              56%              21%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)             $95,789        $ 102,504        $ 134,776        $ 169,621        $ 177,842
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, May 3, 1993, to March 31, 1994. /(1)/ The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the

National Limited Maturity Municipals Portfolio as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    J Other -- Investment transactions are accounted for on a trade date basis.

    K Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1997, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $237,865. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1997, no significant amounts have been deferred.

3   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4   Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $24,411,911 and $33,893,326, respectively.

5   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1997, as computed on a federal income tax basis, were as follows:


    Aggregate cost                                                 $ 91,515,736
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                                  $  4,252,618
    Gross unrealized depreciation                                          (755)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                    $  4,251,863
    ----------------------------------------------------------------------------


6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 1997 were as follows:


    Futures
    Contracts                                                     Net Unrealized
    Expiration Date       Contracts                 Position      Depreciation
    ----------------------------------------------------------------------------
    12/97                 25 U.S. Treasury Bonds    Short         $    (37,506)
    ----------------------------------------------------------------------------

EV Marathon National Limited Maturity Municipals Fund as of September 30, 1997

INVESTMENT MANAGEMENT


EV Marathon National Limited Maturity Municipals Fund



Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



National Limited Maturity Municipals Portfolio


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Raymond E. Hender
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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

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

Investment Adviser of
National Limited Maturity Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Marathon National
Limited Maturity Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






EV Marathon National
Limited Maturity Municipals Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                  M-LNASRC-11/97